Note 2 - Summary of Presentation (Tables)	12 Months Ended
Dec. 31, 2025
Mortgage Servicing Rights ("MSRs") [Member]
Notes Tables
Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	As at December 31,
	2025	2024

Discount rate	11.8%	12.1%
Conditional prepayment rate	6.6%	3.7%